S000089901 [Member] Investment Objectives and Goals - Stewart Investors Worldwide Leaders Fund	Jun. 16, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Stewart Investors Worldwide Leaders Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Stewart Investors Worldwide Leaders Fund (the “Fund”) seeks to achieve capital growth over the long term.